INCOME TAXES - Disclosure of detailed information about reconciliation of income tax expense at the statutory rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (38,529)	$ (45,440)
Statutory income tax rate	29.00%	29.00%
Tax calculated at statutory rate	$ (11,173)	$ (13,178)
Non-deductible (non-taxable) items	1,922	5,614
Change in unrecognized temporary differences	(4,800)	4,666
Tax rate differences and tax rate changes	281	512
Prior year tax adjustments	0	2,386
Total income tax recovery	$ (13,770)	$ 0